Shareholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Shareholders' Equity (Deficit)

8. Shareholders’ Equity (Deficit)

As of March 31, 2021, the Company had ordinary shares with share capital of NOK 2,092 thousand ($238 thousand) comprising 209,196,827 shares at a nominal value of NOK 0.01 per share with NOK 181,055 thousand ($19,562 thousand) in additional paid-in capital. As of December 31, 2020, the Company had ordinary shares with share capital of NOK 2,092 thousand ($238 thousand) comprising 209,196,827 shares at a nominal value of NOK 0.01 per share with NOK 141,380 thousand ($14,945 thousand) in additional paid-in capital. The holders of ordinary shares are entitled to receive dividends as and when declared and are entitled to one vote per share at the Company’s general meetings.

10. Shareholders’ Equity (Deficit)

As of December 31, 2020, the Company has ordinary shares with share capital of NOK 2,092 thousand ($238 thousand) comprising 209,196,827 shares at a nominal value of NOK 0.01 per share with NOK 141,380 thousand ($14,945 thousand) in additional paid-in capital. As of December 31, 2019, the Company had share capital of NOK 1,187 thousand ($143 thousand) comprised 118,700,000 shares at a nominal value of NOK 0.01 per share with NOK 1,690 thousand ($192 thousand) in additional paid-in capital. The holders of ordinary shares are entitled to receive dividends as and when declared and are entitled to one vote per share at the Company’s general meetings.

Transactions Related to Ordinary Shares

On May 22, 2020, 5,239,777 ordinary shares, each with a nominal value of NOK 0.01 per share and consideration of NOK 1.91 per share, were issued to the municipality of Rana in exchange for an investment totaling NOK 10,000 thousand ($1,000 thousand) in accordance with a shareholder and investment agreement entered into on May 15, 2020 (the “Rana Agreement”). Issuance costs of NOK 53 thousand ($5 thousand) were netted against the proceeds received. On July 8, 2020, as a result of a qualified financing event in which the Company issued shares with consideration of at least NOK 50,000 thousand at an average price that was less than the transaction price of the Rana Agreement, an additional 1,426,890 ordinary shares were issuable to the municipality of Rana. These additional shares had a nominal value of NOK 0.01 per share and were issued for total consideration of NOK 14 thousand ($2 thousand).

On July 8, 2020, 71,648,042 ordinary shares were issued in a private placement for proceeds received of NOK 107,472 thousand ($11,348 thousand). Issuance costs of NOK 7,518 thousand ($794 thousand) were netted against the proceeds received. In connection with the private placement and as discussed in Note 6 — Convertible Debt, 11 lenders exchanged their convertible debt for 9,973,253 ordinary shares in accordance with the agreements for the 2018 Convertible Notes and 2020 Convertible Notes.

On December 18, 2020, 2,208,865 ordinary shares, each with a nominal value of NOK 0.01 per share, were issued to a third-party investor as part of the settlement and termination of the Investment Agreement discussed in Note 5 — Warrant Liability.